Leases - Weighted Average Remaining Lease Term and Discount Rate for Operating Leases (Detail)	Jun. 30, 2019
Lessor Operating Lease Description [Abstract]
Weighted-average remaining lease term for operating leases	7 years 5 months 12 days
Weighted-average discount rate for operating leases	6.00%